SYSTEM COMPONENTS, LEASED SYSTEMS, OTHER PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
System Components Leased Systems Other Property And Equipment Net
Schedule of property and equipment, net

	System Components	Leased systems		Laboratory equipment and Computers	Right of use assets	Office furniture and equipment	Leasehold improvements	Total
Cost:
Balance at January 1, 2023	$1,220	$7,227		$1,276	$814	$225	$81	$10,843
Additions	2,336	—		30	308	—	21	2,695
Transfer to Leased systems	(1,905)	1,994		(89)	—	—	—	—
Reductions	(378)	(727	)(*)	—	(348)	—	—	(1,453)
Balance at December 31, 2023	1,273	8,494		1,217	774	225	102	12,085

Accumulated depreciation:
Balance at January 1, 2023	—	4,109		926	331	76	55	5,497
Additions	—	975		80	264	14	4	1,337
Reductions	—	(290)		—	(249)	—	—	(539)

Balance at December 31, 2023	—	4,794		1,006	346	90	59	6,295

Depreciated cost at December 31, 2023	$1,273	$3,700		$211	$428	$135	$43	$5,790

(*)	Derived mainly from returned systems as well as sale of leased systems.

December 31, 2022:

	System Components		Leased systems		Laboratory equipment and Computers	Right of use assets	Office furniture and equipment	Leasehold improvements	Total
Cost:
Balance at January 1, 2022	$4,463		$7,463		$1,170	$1,635	$135	$69	$14,935
Additions	5,930		—		106	301	90	30	6,457
Transfer to Leased systems	(836)		836		—	—	—	—	—
Reductions	(8,337	)(**)	(1,072	)(*)	—	(1,122)	—	(18)	(10,549)
Balance at December 31, 2022	1,220		7,227		1,276	814	225	81	10,843

Accumulated depreciation:
Balance at January 1, 2022	—		3,650		857	981	63	53	5,604
Additions	—		976		69	476	13	2	1,536
Reductions	—		(517)		—	(1,126)	—	—	(1,643)

Balance at December 31, 2022	—		4,109		926	331	76	55	5,497

Depreciated cost at December 31, 2022	$1,220		$3,118		$350	$483	$149	$26	$5,346

(*)	Derived mainly from returned systems as well as sale of leased systems.

(**)	Reduction in systems components for the year ended December 31, 2022, mainly includes (a) reclassification to inventory in the amount of $3,837, (b) impairment provision in the amount of $816 and (c) system components sold in the amount of $3,006.